Average Annual Total Returns	12 Months Ended
Nov. 30, 2014
Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.20%
Five Years	5.21%
Ten Years	4.66%
Inception Date	Jun. 18, 1990
Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.06%
Ten Years	1.22%
Inception Date	Jun. 18, 1990
Return After Taxes on Distributions | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.03%
Five Years	5.15%
Ten Years	4.61%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.07%
Five Years	4.91%
Ten Years	4.52%
Barclays OH Municipal Bond Index | Vanguard Ohio Long-Term Tax-Exempt Fund | Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.51%
Five Years	4.91%
Ten Years	4.39%
Other States Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	0.01%
Ten Years	0.98%
Spliced Ohio Tax-Exempt Money Market Funds Average | Vanguard Ohio Tax-Exempt Money Market Fund | Vanguard Ohio Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.01%
Five Years	none
Ten Years	0.99%